Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

NOTE 5 – Intangible Assets, Net

In July 2016, the Company acquired customer relationships from a division of SHC Universal known as Universal Survey Center Inc. (“Universal”) in a business combination (Note 7). Management’s estimate of the acquired value of the customer relationships was $4,158,000 using a discounted cash flow approach to value. The Company also owns computer software intangibles. Changes in Customer Relationship and computer software during the periods presented follow:

	As of December 31,
	2017	2016
Customer relationships, beginning of year	$4,158,000	$-
Additions	-	4,158,000
Disposals	-	-
	4,158,000	4,158,000
Accumulated Amortization	(392,700)	(115,500)
Customer relationships, end of year	$3,765,300	$4,042,500

Computer software, beginning of year	$520,488	$440,444
Additions	29,401	80,044
Disposals	(146,221)	-
	403,668	520,488
Accumulated Amortization	(332,064)	(351,394)
Computer software, end of year	$71,604	$169,094

The Company expects 2018 amortization expense related to the customer contracts to be approximately $277,000, and amortization expense related to software to be similar in 2018 as in 2017. The remaining amortization period for customer relationships and computer software is approximately 13.5 years and 1 year, respectively.